Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	€ 40,652	€ 39,993	€ 39,277
Other income	1,541	2,065	12,673
Supplies	(13,298)	(12,941)	(12,258)
Personnel expenses	(7,207)	(5,524)	(6,733)
Other expenses	(10,298)	(10,741)	(10,976)
Depreciation and amortization	(8,797)	(8,796)	(8,397)
OPERATING INCOME	2,593	4,056	13,586
Share of (loss) income of investments accounted for by the equity method	(2,162)	217	(127)
Finance income	1,099	1,803	614
Exchange gains	1,837	2,910	2,801
Finance costs	(3,014)	(3,030)	(2,028)
Exchange losses	(1,826)	(2,996)	(2,751)
Net financial expense	(1,904)	(1,313)	(1,364)
(LOSS) PROFIT BEFORE TAX	(1,473)	2,960	12,095
Corporate income tax	899	(641)	(1,378)
(LOSS) PROFIT FOR THE YEAR	(574)	2,319	10,717
Attributable to equity holders of the parent	(892)	2,011	8,137
Attributable to non-controlling interests	€ 318	€ 308	€ 2,580
Basic earnings per share (in euros per share)	€ (0.20)	€ 0.31	€ 1.34
Diluted earnings per share (in euros per share)	€ (0.20)	€ 0.31	€ 1.34